Schedule of actuarial evaluation (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Total liabilities or partially covered	R$ 10,973,812	R$ 11,820,184
Fair value of the plan assets	(10,343,368)	(11,420,196)
Plan coverage status	630,444	399,988
Unrecognized asset	663,765	1,092,501
Total	1,294,209	1,492,489
Unified Plan [Member]
IfrsStatementLineItems [Line Items]
Total liabilities or partially covered	6,145,601	6,760,824	R$ 6,638,462
Fair value of the plan assets	(6,799,255)
Plan coverage status	(653,654)
Unrecognized asset	653,654
Total
Plan I I I [Member]
IfrsStatementLineItems [Line Items]
Total liabilities or partially covered	3,337,093	3,344,723	3,046,536
Fair value of the plan assets	(3,347,204)
Plan coverage status	(10,111)
Unrecognized asset	10,111
Total
Assistance Plan [Member]
IfrsStatementLineItems [Line Items]
Total liabilities or partially covered	1,491,118	R$ 1,714,637	R$ 1,389,610
Fair value of the plan assets	(196,909)
Plan coverage status	1,294,209
Unrecognized asset
Total	R$ 1,294,209